Note 6 - Acquisition of Quebec Precious Metals Corporation	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
Note 6:	Acquisition of Quebec Precious Metals Corporation

On April 28, 2025, the Company acquired all of the issued and outstanding common shares of Quebec Precious Metals Corporation (the “QPM Shares”). Former shareholders of QPM received 0.0741 of a common share of the Company for each QPM Share held (the “Exchange Ratio”). As a result, the Company issued an aggregate 8,394,045 Fury Gold shares at a fair value of C$0.54 per share, for an aggregate fair value of $4,533 (the “QPM Acquisition”).

Share options and share purchase warrants of QPM that were outstanding as at the time of completion were exchanged for Fury Shares on substantially the same terms and conditions, with the number of Fury Gold shares issuable on exercise and the exercise price adjusted in accordance with the Exchange Ratio (note 19). The fair value of these replacement awards is not included in purchase price consideration in accordance with IFRS 2 Share-based Payment (note 19).

On April 22, 2025, the Company entered into a contingent capital contribution agreement with QPM for a contribution amount of $750. Upon completion of the QPM Acquisition, the contingent capital contribution formed part of the consideration. Additionally, the Company incurred transaction costs of $199 comprised of due diligence costs, legal and listing fees. Transaction costs are allocated as part of the consideration according to the Company’s accounting policy.

The Company concluded that the QPM Acquisition did not constitute a business combination and accounted for it as an asset acquisition. A summary of the Company's consideration paid, assets acquired, and liabilities assumed from QPM as at acquisition date is as follows:

Purchase price
Cash consideration	$750
Fair value of common shares issued	4,533
Transaction costs	199
Total	$5,482

Net assets acquired
Cash	$547
Other receivables and assets	164
Mineral property interests	5,436
Accounts payable and other liabilities	(600)
Deferred government grant	(65)
Total	$5,482

QPM holds a land package covering approximately 70,900 hectares in the Eeyou Istchee James Bay territory, Quebec, near Dhilmar’s Éléonore gold mine. QPM’s focus has been on advancing its Sakami gold project and its newly discovered, drill-ready Ninaaskuwin lithium showing on the Elmer East project. In addition, QPM holds a 68% interest in the Kipawa rare earths project located near Temiscaming, Quebec.